Going Concern and Liquidity	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2018
Disclosure Text Block [Abstract]
Going Concern and Liquidity

Our financial statements are prepared using generally accepted accounting principles applicable to a going concern that contemplates the realization of assets and liquidation of liabilities in the normal course of business. We have incurred significant recurring losses, which have resulted in an accumulated deficit of $21,091,245 as of December 31, 2018, along with a net loss of $1,010,697 and net cash used in operations of $2,580,818 for the nine months ended December 31, 2018. Additionally, as of December 31, 2018, we had cash of $93,569 and a working capital deficit of $6,691,399. These factors raise substantial doubt about our ability to continue as a going concern.

Historically we have relied on increasing revenues and new debt financing to pay for operational expenses and debt as it came due. During the nine months ended December 31, 2018, we raised $1,955,000 in cash proceeds from new debt arrangements and raised $1,480,777 in cash proceeds from related parties. Going forward we plan to reduce obligations with cash flow provided by operations and pursue additional debt and equity financing; however, we cannot assure that funds will be available on terms acceptable to us, or if available, will be sufficient to enable us to fully complete our development activities or sustain operations. Nevertheless, the shortage of working capital adversely affects our ability to develop or participate in activities that promote our business, because a substantial portion of cash flow goes to reduce debt rather than to advance operating activities. To address this, we have implemented a series of adjustments to our affiliate/distributor bonus plan. These adjustments are designed to bring the maximum payout percentage in line with company objectives. During prior periods, the bonus plan had exceeded maximum payouts and consistently paid out near the maximum percentage. We believe the adjustments initiated will reduce the payout over time with payout percentages closer to 60%.

Accordingly, the accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which contemplate our continuation as a going concern and the realization of assets and satisfaction of liabilities in the normal course of business. The carrying amounts of assets and liabilities presented in the financial statements do not necessarily purport to represent realizable or settlement values. The financial statements do not include any adjustment that might result from the outcome of this uncertainty.

Our financial statements are prepared using generally accepted accounting principles applicable to a going concern that contemplates the realization of assets and liquidation of liabilities in the normal course of business. We have incurred significant recurring losses, which have resulted in an accumulated deficit of $20,067,403 as of March 31, 2018, along with a net loss of $14,913,016 and net cash used in operations of $1,045,665 for the year ended March 31, 2018. Additionally, as of March 31, 2018, we had a working capital deficit of $3,919,260. These factors raise substantial doubt about our ability to continue as a going concern.

Historically we have relied on increasing revenues and new debt financing to pay for operational expenses and debt as it came due. During the year ended March 31, 2018, we raised $498,380 in cash proceeds from related parties, $1,675,000 in cash proceeds from new lending arrangements, and $3,121,776 from the sale of common stock. Additionally, during the year ended March 31, 2018, we exchanged $2,322,606 worth of debt into shares of common stock. Going forward we plan to reduce obligations with cash flow provided by operations and pursue additional debt and equity financing; however, we cannot assure that funds will be available on terms acceptable to us, or if available, will be sufficient to enable us to fully complete our development activities or sustain operations. Nevertheless, the shortage of working capital adversely affects our ability to develop or participate in activities that promote our business, because a substantial portion of cash flow goes to reduce debt rather than to advance operating activities. To address this, we have implemented a series of adjustments to our affiliate/distributor bonus plan. These adjustments are designed to bring the maximum payout percentage in line with company objectives. During the year ended March 31, 2018 the bonus plan exceeded maximum payout on three occasions and consistently paid out near the maximum percentage. We believe the adjustments initiated will reduce the payout slowly over a three-month period with payout percentages closer to 60%.

Accordingly, the accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which contemplate our continuation as a going concern and the realization of assets and satisfaction of liabilities in the normal course of business. The carrying amounts of assets and liabilities presented in the financial statements do not necessarily purport to represent realizable or settlement values. The financial statements do not include any adjustment that might result from the outcome of this uncertainty.